CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES (Narrative) (Details) $ in Thousands	Oct. 30, 2019 CAD ($)	Oct. 30, 2019 ILS (₪)	Aug. 19, 2019 CAD ($)	Aug. 19, 2019 ILS (₪)	Nov. 03, 2016 CAD ($)	Nov. 03, 2016 ILS (₪)
Disclosure of contingent liabilities [abstract]
Amount of personal suit			$ 5,900	₪ 15,585	$ 2	₪ 5,000
Estimated total amount of class action suit			$ 261,000	₪ 686,000
Amount of class action group incurred damages	$ 250,000	₪ 656,000,000